RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Due to related parties		$ 13,733	$ 30,204
Revenue from Related Parties		30,743	3,235
Durban [Member]
Investments In Related Party			14,000
Percentage Of Investments In Related Party			2.00%
Johannesburg [Member]
Investments In Related Party			12,500
Percentage Of Investments In Related Party			1.50%
Cape Town [Member]
Investments In Related Party			25,000
Percentage Of Investments In Related Party			2.90%
Hoa Llc [Member]
Notes Receivable, Related Parties		3,550,000
Chanticleer Investors, LLC [Member]
Due to related parties		1,542	4,045
Chanticleer Investors II, LLC [Member]
Revenue from Related Parties		30,743	1,485
Efftec International [Member]
Common Shares Received For Management Services				150,000
Option To Acquired For Management Services				150,000
Income Received For Management Services				22,500
North American Energy Resources Inc [Member]
Revenue from Related Parties		0	1,750
Income Received For Management Services Shares				150,000
Income Received For Management Services				10,500
Shares Contributed For Management Services	1,790,440
Values Contributed For Management Services	125,331
Chanticleer Foundation Inc [Member]
Due to related parties		0	10,750
Avenel Financial Group Inc [Member]
Investments In Related Party		49,816
SA Profits Amount		$ 6,441